Filed Pursuant to Rule 497(e)
Registration No. 333-270997; 811-23859
Reckoner Leveraged AAA CLO ETF

(RAAA)
(the “Fund”)

Supplement dated October 6, 2025 to the
Statutory Prospectus and Statement of Additional Information dated June 27, 2025

Name Change
Effective October 16, 2025, the name of the Fund will change to Reckoner Yield Enhanced AAA CLO ETF. All references to Reckoner Leveraged AAA CLO ETF are now replaced with Reckoner Yield Enhanced AAA CLO ETF.
For additional information, please contact the Fund at 1-800-617-0004.

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Please retain this Supplement with your Statutory Prospectus and Statement of Additional Information.